Total
Large-Cap Core Portfolio (formerly named Main Street® Core Portfolio)
Large-Cap Core Portfolio (formerly named Main Street® Core Portfolio)
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Large-Cap Core Portfolio (formerly named Main Street® Core Portfolio)	Class I	Class P
Management Fee	0.45%	0.45%
Service Fee	0.20%	none
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.67%	0.47%

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - Large-Cap Core Portfolio (formerly named Main Street® Core Portfolio) - USD ($)	1 year	3 years	5 years	10 years
Class I	68	214	373	835
Class P	48	151	263	591

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption - Large-Cap Core Portfolio (formerly named Main Street® Core Portfolio) - USD ($)	1 year	3 years	5 years	10 years
Class I	68	214	373	835
Class P	48	151	263	591

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2021, the portfolio turnover rate was 42% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in the equity securities of large-capitalization companies. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization range within the S&P 500 Index, the Fund’s benchmark index, which measures the performance of the large-capitalization U.S. equity universe. As of December 31, 2021, the market capitalization range of the S&P 500 Index was approximately $4.0 billion to $2.9 trillion. As of December 31, 2021, the weighted average market capitalization of the Fund was approximately $525.4 billion.

The Fund focuses on those equity securities that the sub-adviser considers attractively valued and seeks to outperform the Fund’s benchmark index through superior stock selection.

The Fund primarily invests in the common stock of U.S. companies but may also invest up to 20% of its assets in the common stock of foreign issuers that are U.S. dollar denominated, including depositary receipts. The Fund may also invest in mid-capitalization companies.

In managing the Fund, the sub-adviser employs a three-step process that combines research, valuation and stock selection. The sub-adviser takes an in-depth look at company prospects, which is designed to provide insight into a company’s real growth potential. The research findings allow the sub-adviser to rank the companies according to their relative value. The sub-adviser then buys and sells equity securities using the research and valuation rankings as a basis.

The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector. As of December 31, 2021, a significant portion of the Fund is represented by securities of companies in the Technology sector. The components of the Fund are likely to change over time.

In general, the sub-adviser buys equity securities that reflect a growth style and/or value style (“core”) and that are identified as attractively valued, and considers selling them when they appear to be overvalued or when other opportunities appear more attractive.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. Income from equity securities may be reduced by changes in the dividend policies of issuers and there is no guarantee that issuers will distribute dividends in the future or that dividends will remain at current levels or increase over time.

● Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

● Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

● Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

● Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

● Technology Sector Risk: Technology companies face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign markets risk.

● Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts are also subject to these risks.

● Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

● Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

J.P. Morgan Investment Management Inc. began managing the Fund on May 1, 2022, and some investment policies changed at that time. Other firms managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 18.58%; Q1 2020: (20.45%)
Average Annual Total Returns (For the periods ended December 31, 2021)
Average Annual Returns - Large-Cap Core Portfolio (formerly named Main Street® Core Portfolio)	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	Class I (incepted January 4, 1988)	27.76%	15.75%	15.16%	Jan. 04, 1988
Class P	Class P (incepted May 2, 2011)	28.02%	15.98%	15.39%	May 02, 2011
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	28.71%	18.47%	16.55%	Jan. 04, 1988